Transamerica ClearTrack® 2045

SCHEDULE OF INVESTMENTS
At July 31, 2024
(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 53.0%
International Equity Funds - 22.0%
iShares Core MSCI EAFE ETF	73,360	$ 5,485,861
iShares Core MSCI Emerging Markets ETF	28,829	1,555,036
iShares Global REIT ETF	66,013	1,631,181
		8,672,078
U.S. Equity Fund - 26.5%
iShares Core S&P 500 ETF	18,837	10,422,889
U.S. Fixed Income Funds - 4.5%
iShares 0-5 Year TIPS Bond ETF	9,909	990,305
iShares Core U.S. Aggregate Bond ETF	8,050	797,836
		1,788,141
Total Exchange-Traded Funds (Cost $19,671,490)		20,883,108
INVESTMENT COMPANIES - 46.3%
International Equity Funds - 11.9%
Transamerica Emerging Markets Opportunities (A)	121,006	968,048
Transamerica International Focus (A)	219,795	1,863,864
Transamerica International Stock (A)	149,118	1,868,445
		4,700,357
International Fixed Income Fund - 1.5%
Transamerica Emerging Markets Debt (A)	63,963	591,655
U.S. Equity Funds - 26.3%
Transamerica Capital Growth (A)(B)	156,927	1,249,143
Transamerica Large Cap Value (A)	228,774	3,324,086
Transamerica Mid Cap Growth (A)(B)	107,134	1,010,272
	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica Mid Cap Value Opportunities (A)	90,324	$ 1,082,086
Transamerica Small Cap Growth (A)	110,038	777,970
Transamerica Small Cap Value (A)	131,110	844,346
Transamerica US Growth (A)	64,990	2,059,529
		10,347,432
U.S. Fixed Income Funds - 6.6%
Transamerica Bond (A)	222,192	1,795,314
Transamerica High Yield Bond (A)	97,887	795,816
		2,591,130
Total Investment Companies (Cost $18,403,733)		18,230,574

	Principal	Value
REPURCHASE AGREEMENT - 1.3%
Fixed Income Clearing Corp., 2.50% (C), dated 07/31/2024, to be repurchased at $497,984 on 08/01/2024. Collateralized by a U.S. Government Obligation, 5.00%, due 09/30/2025, and with a value of $508,095.	$ 497,950	497,950
Total Repurchase Agreement (Cost $497,950)		497,950
Total Investments (Cost $38,573,173)		39,611,632
Net Other Assets (Liabilities) - (0.6)%		(218,759)
Net Assets - 100.0%		$ 39,392,873
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$20,883,108	$—	$—	$20,883,108
Investment Companies	18,230,574	—	—	18,230,574
Repurchase Agreement	—	497,950	—	497,950
Total Investments	$39,113,682	$497,950	$—	$39,611,632
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Affiliated investment in the Class R6 shares of funds within Transamerica Funds. The Fund’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value July 31, 2024	Shares as of July 31, 2024	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$1,121,278	$683,853	$(87,339)	$(20,033)	$97,555	$1,795,314	222,192	$50,953	$—
Transamerica Capital Growth	922,329	75,000	(75,898)	21,026	306,686	1,249,143	156,927	—	—
Transamerica Funds

Transamerica ClearTrack® 2045

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
Affiliated Investments	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value July 31, 2024	Shares as of July 31, 2024	Dividend Income	Net Capital Gain Distributions
Transamerica Emerging Markets Debt	$487,411	$95,303	$(34,407)	$(6,864)	$50,212	$591,655	63,963	$21,114	$—
Transamerica Emerging Markets Opportunities	780,065	130,993	(56,472)	(26,696)	140,158	968,048	121,006	22,466	—
Transamerica High Yield Bond	490,096	321,967	(50,835)	(8,971)	43,559	795,816	97,887	31,622	—
Transamerica International Focus	1,486,619	257,524	(36,584)	(8,173)	164,478	1,863,864	219,795	53,906	73,909
Transamerica International Stock	1,481,014	118,084	(110,133)	(855)	380,335	1,868,445	149,118	54,790	—
Transamerica Large Cap Value	2,645,704	233,794	(123,628)	(5,886)	574,102	3,324,086	228,774	28,417	205,377
Transamerica Mid Cap Growth	903,021	3,932	(136,020)	(77,225)	316,564	1,010,272	107,134	—	—
Transamerica Mid Cap Value Opportunities	934,652	84,795	(85,934)	(28,892)	177,465	1,082,086	90,324	10,513	38,859
Transamerica Small Cap Growth	740,470	65,801	(170,952)	(71,807)	214,458	777,970	110,038	—	37,263
Transamerica Small Cap Value	724,845	50,377	(156,966)	(215,189)	441,279	844,346	131,110	25,376	—
Transamerica US Growth	1,672,813	82,725	(195,740)	47,809	451,922	2,059,529	64,990	—	62,725
Total	$14,390,317	$2,204,148	$(1,320,908)	$(401,756)	$3,358,773	$18,230,574	1,763,258	$299,157	$418,133

(B)	Non-income producing security.
(C)	Rate disclosed reflects the yield at July 31, 2024.
(D)
There were no transfers in or out of Level 3 during the period ended July 31, 2024. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
Transamerica Funds

Transamerica ClearTrack® 2045

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2024
(unaudited)
INVESTMENT VALUATION
Transamerica ClearTrack® 2045 (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Funds